FHLB Stock (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB Stock, At Cost	$ 6,178,700		$ 8,471,100
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets		0.15%		0.15%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.50%
FHLB Stock, At Cost	$ 6,200,000		$ 8,500,000